Income Taxes - Tax effects of temporary differences related to deferred taxes shown on balance sheets (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Allowance for loan losses	$ 728,735	$ 1,050,004
Deferred compensation	1,389,417	1,830,687
Net unrealized loss on available for sale securities	206,784	605,970
Other	87,073
Deferred tax assets, gross, total	2,412,009	3,486,661
Deferred tax liabilities
Depreciation	(282,852)	(390,787)
Federal Home Loan Bank stock dividends	(34,069)	(48,291)
Prepaid expenses	(46,390)	(65,504)
Mortgage servicing rights	(155,949)	(216,238)
Other	0	(27,052)
Deferred tax liabilities, gross, total	(519,260)	(747,872)
Net deferred tax asset	$ 1,892,749	$ 2,738,789